FAIR VALUE OF FINANCIAL INSTRUMENTS - SCHEDULE OF FAIR VALUE INSTRUMENTS (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	$ 57,615	$ 98,948	$ 106,823
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	28,265	19,787	18,436
Total short-term investments	57,615	98,948	106,823
Total fair value of assets	85,880	118,735	125,259
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	28,265	19,787	18,436
Total short-term investments	9,078	10,362	26,841
Total fair value of assets	37,343	30,149	45,277
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents
Total short-term investments	48,537	88,586	79,982
Total fair value of assets	48,537	88,586	79,982
Money market funds | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	28,265	19,787	18,436
Money market funds | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents	28,265	19,787	18,436
Money market funds | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total cash equivalents
Commercial paper | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	9,443	38,386	55,577
Commercial paper | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
Commercial paper | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	9,443	38,386	55,577
U.S. Treasury bills | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	9,078	10,362	26,841
U.S. Treasury bills | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	9,078	10,362	26,841
U.S. Treasury bills | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
Corporate debt securities | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	11,926	7,945
Corporate debt securities | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
Corporate debt securities | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	11,926	7,945
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	27,168	42,255
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments
US Government Agencies Debt Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments	$ 27,168	42,255
US Government Agencies Debt Securities [Member] | Commercial paper | Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments		42,255	24,405
US Government Agencies Debt Securities [Member] | Commercial paper | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Total short-term investments		$ 42,255	$ 24,405